Annual Total Returns (Total Bond Market Index Portfolio - Total Bond Market Index Portfolio Annuity) (Total Bond Market Index Portfolio, Total Bond Market Index Portfolio - Total Bond Market Index Portfolio)
12 Months Ended
Dec. 31, 2014
Total Bond Market Index Portfolio | Total Bond Market Index Portfolio - Total Bond Market Index Portfolio
Annual Total Return
2014	5.89%
2013	(2.29%)
2012	4.02%
2011	7.65%
2010	6.50%
2009	5.94%
2008	5.23%
2007	6.89%
2006	4.40%
2005	2.40%